Disclosures on Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	₨ 1,984,521.6	$ 28,696.7	₨ 1,889,327.8
Financial assets not measured at fair value	1,034,043.8	14,952.8	1,041,956.3
Financial assets not measured at fair value
Finance receivables	336,246.9	4,862.2	238,989.7
Other investments			148,101.0
Financial assets not measured at fair value	1,034,043.8	14,952.8	1,041,956.3
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	201,502.6	2,913.8	167,948.5
Long-term debt (including current portion of long-term debt)	858,408.1	12,412.7	720,758.3
Financial liabilities not measured at fair value	1,984,521.6	28,696.7	1,889,327.8
Not measured at fair value on recurring basis [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	1,029,260.1	14,883.5	895,868.8
Financial assets not measured at fair value	411,784.4	5,954.5	239,329.9
Financial assets not measured at fair value
Finance receivables	334,290.5		238,235.9
Other investments	77,493.9		1,094.0
Financial assets not measured at fair value	411,784.4	5,954.5	239,329.9
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	201,502.6		167,948.5
Long-term debt (including current portion of long-term debt)	827,757.5		727,920.3
Financial liabilities not measured at fair value	1,029,260.1	14,883.5	895,868.8
Not measured at fair value on recurring basis [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	352,851.5	5,102.3	399,497.0
Financial assets not measured at fair value	77,455.1	1,120.0
Financial assets not measured at fair value
Other investments	77,455.1
Financial assets not measured at fair value	77,455.1	1,120.0
Financial liabilities not measured at fair value
Long-term debt (including current portion of long-term debt)	352,851.5		399,497.0
Financial liabilities not measured at fair value	352,851.5	5,102.3	399,497.0
Not measured at fair value on recurring basis [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	676,408.6	9,781.2	496,371.8
Financial assets not measured at fair value			1,094.0
Financial assets not measured at fair value
Other investments			1,094.0
Financial assets not measured at fair value			1,094.0
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	201,502.6		167,948.5
Long-term debt (including current portion of long-term debt)	474,906.0		328,423.3
Financial liabilities not measured at fair value	676,408.6	9,781.2	496,371.8
Not measured at fair value on recurring basis [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets not measured at fair value	334,329.3	4,834.5	238,235.9
Financial assets not measured at fair value
Finance receivables	334,290.5		238,235.9
Other investments	38.8
Financial assets not measured at fair value	₨ 334,329.3	$ 4,834.5	₨ 238,235.9